Environmental and other provisions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Re-evaluation adjustment - environmental provision	$ 133,460	$ 4,602
Impairment loss		$ 193,473
Bottom of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	3.26%	0.39%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	4.75%	1.94%